FINANCIAL STATEMENT SCHEDULE I - Condensed Statements Of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Net cash used in operating activities	¥ 54,841	$ 8,078	¥ (88,189)	¥ (117,048)
Net cash used in investing activities	(138,670)	(20,406)	(351,450)	(674,298)
Net cash provided by financing activities	(134,924)	(17,979)	569,569	539,528
Effect of exchange rate changes	(295)	(104)	2,132	3,455
Cash, cash equivalents and restricted cash at the beginning of the year	250,814	35,090	118,752	367,115
Cash, cash equivalents and restricted cash at the end of the year	31,766	4,679	250,814	118,752
Parent Company
Net cash used in operating activities	(17,452)	(2,570)	(20,149)	(3,805)
Net cash used in investing activities	(478,685)	(70,503)	(460,663)	(341,213)
Net cash provided by financing activities	401,227	60,987	530,002	185,133
Effect of exchange rate changes	(232)	(1,180)	2,087	3,455
Net (decrease) increase in cash and cash equivalents	(95,142)	(13,266)	51,277	(156,430)
Cash, cash equivalents and restricted cash at the beginning of the year	101,157	14,152	49,880	206,310
Cash, cash equivalents and restricted cash at the end of the year	¥ 6,015	$ 886	¥ 101,157	¥ 49,880